ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

May 4, 2018	William M. Beaudoin
T +1 617 854 2337
William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds III

File Nos. 002-84012; 811-03752

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds III (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 118 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2018 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund and AMG Managers Global Income Opportunity Fund, dated May 1, 2018; and

(ii)	Statement of Additional Information for AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund and AMG Managers Global Income Opportunity Fund, dated May 1, 2018.

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin